Financial Assets and Liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 1,283	$ 1,313
Prepaid insurance and subscriptions	1,051	2,420
Other	1,261	1,254
Prepayments	$ 3,595	$ 4,987